Item 1. Schedule of Investments:
--------------------------------
Putnam International Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

9-30-04



Putnam International Equity Fund

The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (99.4%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Australia (1.2%)
-----------------------------------------------------------------------------------------------------------
      5,713,076  Amcor, Ltd.                                                                    $29,702,499
        229,925  Australia & New Zealand Banking Group,
                 Ltd.                                                                             3,166,615
         56,507  Macquarie Bank, Ltd.                                                             1,486,095
        191,207  News Corp., Ltd. (The)                                                           1,579,749
        354,443  News Corp., Ltd. (The) ADR (S)                                                  11,650,541
         51,938  Publishing & Broadcasting, Ltd.                                                    515,233
        210,564  QBE Insurance Group, Ltd.                                                        1,997,349
         12,064  Rinker Group, Ltd.                                                                  76,055
         22,534  Rio Tinto, Ltd.                                                                    627,651
        192,546  Virgin Blue Holdings, Ltd. (NON)                                                   246,778
        127,722  Westpac Banking Corp.                                                            1,639,732
      2,785,372  Woolworths, Ltd.                                                                27,470,013
                                                                                              -------------
                                                                                                 80,158,310

Austria (--%)
-----------------------------------------------------------------------------------------------------------
         34,816  Telekom Austria AG                                                                 487,685

Belgium (0.6%)
-----------------------------------------------------------------------------------------------------------
            460  Groupe Bruxelles Lambert SA                                                         32,074
      1,126,108  Interbrew SA                                                                    37,533,081
          1,919  KBC Bancassurance Holdings                                                         124,870
            308  Umicore                                                                             22,470
                                                                                              -------------
                                                                                                 37,712,495

Bermuda (1.1%)
-----------------------------------------------------------------------------------------------------------
        481,700  ACE, Ltd.                                                                       19,296,902
        709,336  XL Capital, Ltd. Class A                                                        52,483,771
                                                                                              -------------
                                                                                                 71,780,673

Brazil (0.9%)
-----------------------------------------------------------------------------------------------------------
        309,629  Banco Itau SA ADR                                                               17,184,410
         10,800  Companhia Vale do Rio Doce (CVRD) ADR
                 (NON)                                                                              245,592
      1,188,200  Petroleo Brasileiro SA ADR                                                      41,884,050
         20,200  Tele Norte Leste Participacoes SA ADR                                              273,306
          8,500  Unibanco-Uniao de Bancos Brasileiros SA
                 GDR                                                                                219,300
                                                                                              -------------
                                                                                                 59,806,658

Canada (1.4%)
-----------------------------------------------------------------------------------------------------------
          5,906  ATI Technologies, Inc. (NON)                                                        90,459
          4,908  Bank of Montreal                                                                   217,874
          7,419  Canadian Imperial Bank of Commerce                                                 396,778
      1,125,699  Canadian National Railway Co.                                                   54,999,377
        225,848  Canadian Natural Resources, Ltd.                                                 9,013,929
          7,231  Celestica, Inc. (NON)                                                               95,267
          2,476  CI Fund Management, Inc.                                                            31,188
          3,678  Dofasco, Inc.                                                                      123,912
          3,500  Four Seasons Hotels, Inc.                                                          224,350
        295,912  Imperial Oil, Ltd.                                                              15,313,616
          1,219  Magna International, Inc. Class A                                                   90,493
          7,011  Manulife Financial Corp.                                                           309,840
          1,773  National Bank of Canada                                                             62,192
          2,718  PetroKazakhstan Inc. Class A                                                        96,719
          4,605  Placer Dome, Inc.                                                                   91,965
          2,613  Power Financial Corp.                                                               61,169
          1,047  Precision Drilling Corp. (NON)                                                      60,269
          1,109  Shell Canada, Ltd.                                                                  60,991
          6,736  Shoppers Drug Mart Corp. (NON)                                                     182,751
          6,155  Sun Life Financial Services of Canada,
                 Inc.                                                                               187,358
          1,377  Teck Corp.                                                                          30,072
        444,639  Telus Corp.                                                                      8,609,544
         23,721  Western Oil Sands, Inc. (NON)                                                      707,524
                                                                                              -------------
                                                                                                 91,057,637

Cayman Islands (0.3%)
-----------------------------------------------------------------------------------------------------------
        453,300  Noble Corp. (NON)                                                               20,375,835

China (0.6%)
-----------------------------------------------------------------------------------------------------------
    116,094,000  China Telecom Corp., Ltd.                                                       37,593,282

Denmark (0.9%)
-----------------------------------------------------------------------------------------------------------
      2,086,731  Danske Bank A/S                                                                 54,866,304

Finland (0.1%)
-----------------------------------------------------------------------------------------------------------
        242,494  Nokia OYJ                                                                        3,336,510

France (11.8%)
-----------------------------------------------------------------------------------------------------------
        915,092  Accor SA                                                                        35,659,016
         16,198  Air Liquide                                                                      2,540,484
            519  Autoroutes du Sud de la France (ASF)                                                23,717
      1,200,077  BNP Paribas SA                                                                  77,493,292
         41,868  Carrefour Supermarche SA                                                         1,968,925
          2,464  Christian Dior SA                                                                  146,717
      1,364,484  Credit Agricole SA                                                              37,209,380
      1,320,485  France Telecom 144A                                                             32,893,952
        900,847  France Telecom SA                                                               22,440,556
         22,418  Groupe Danone                                                                    1,762,188
         24,704  Lagardere SCA                                                                    1,532,031
        375,624  LVMH Moet Hennessy Louis Vuitton SA                                             25,071,681
          9,104  Pernod-Ricard SA                                                                 1,208,542
        329,003  Peugeot SA                                                                      20,264,374
        274,764  Pinault-Printemps-Redoute SA                                                    25,231,883
        729,711  Renault SA                                                                      59,670,315
         10,176  Sanofi-Synthelabo SA                                                               737,975
         23,264  Schneider Electric SA                                                            1,503,685
      1,316,832  Societe Television Francaise I                                                  37,348,927
          9,650  Thales SA                                                                          321,154
      1,397,183  Total SA                                                                       284,543,583
      1,715,778  Veolia Environnement                                                            49,367,233
         10,322  Vinci SA                                                                         1,187,575
      1,631,193  Vivendi Universal SA (NON)                                                      41,788,447
                                                                                              -------------
                                                                                                761,915,632

Germany (4.6%)
-----------------------------------------------------------------------------------------------------------
          6,238  Adidas-Salomon AG                                                                  869,140
        402,300  Allianz AG                                                                      40,415,710
      1,418,941  BASF AG                                                                         83,344,536
          5,800  Bayerische Motoren Werke (BMW) AG                                                  238,761
         62,400  Commerzbank AG (NON)                                                             1,154,576
         30,950  Deutsche Lufthansa AG (NON)                                                        362,046
        162,358  Deutsche Telekom AG (NON)                                                        3,004,081
         40,098  E.On AG                                                                          2,950,277
        123,900  Infineon Technologies AG (NON)                                                   1,264,721
        612,200  Linde AG                                                                        35,244,261
         28,734  Metro AG                                                                         1,277,411
         31,833  Porsche AG (Preferred)                                                          20,607,103
          5,600  SAP AG                                                                             872,737
      1,387,136  Siemens AG                                                                     101,630,184
         24,700  ThyssenKrupp AG                                                                    479,104
                                                                                              -------------
                                                                                                293,714,648

Greece (0.1%)
-----------------------------------------------------------------------------------------------------------
         89,526  EFG Eurobank Ergasias SA                                                         2,101,177
         13,400  Hellenic Telecommunication Organization
                 SA                                                                                 180,046
         40,838  Titan Cement Co. SA                                                              1,059,894
                                                                                              -------------
                                                                                                  3,341,117

Hong Kong (0.1%)
-----------------------------------------------------------------------------------------------------------
        231,000  CNOOC, Ltd.                                                                        123,126
         49,600  Dah Sing Financial Group                                                           354,622
         18,000  Esprit Holdings, Ltd.                                                               93,437
        176,000  Hong Kong Electric Holdings, Ltd.                                                  780,958
        110,000  Orient Overseas International, Ltd.                                                440,135
        239,000  Swire Pacific, Ltd.                                                              1,662,787
        119,500  Wing Hang Bank, Ltd.                                                               785,039
                                                                                              -------------
                                                                                                  4,240,104

Hungary (--%)
-----------------------------------------------------------------------------------------------------------
          4,212  MOL Magyar Olaj- es Gazipari Rt                                                    204,857
         61,956  OTP Bank Rt.                                                                     1,387,119
                                                                                              -------------
                                                                                                  1,591,976

India (1.3%)
-----------------------------------------------------------------------------------------------------------
      2,316,287  Housing Development Finance Corp., Ltd.                                         30,739,321
         38,104  Infosys Technologies, Ltd.                                                       1,405,743
          6,434  Ranbaxy Laboratories, Ltd.                                                         154,232
      4,372,573  Reliance Industries, Ltd.                                                       49,311,585
          8,325  Satyam Computer Services., Ltd.                                                     68,376
                                                                                              -------------
                                                                                                 81,679,257

Ireland (1.9%)
-----------------------------------------------------------------------------------------------------------
      1,706,769  Allied Irish Banks PLC                                                          28,612,788
      2,612,423  Bank of Ireland                                                                 35,198,560
      2,567,701  CRH PLC                                                                         61,379,994
          1,680  Depfa Bank PLC                                                                      22,844
                                                                                              -------------
                                                                                                125,214,186

Israel (--%)
-----------------------------------------------------------------------------------------------------------
         19,462  Teva Pharmaceutical Industries, Ltd.                                               504,925
          5,500  Teva Pharmaceutical Industries, Ltd. ADR                                           142,725
                                                                                              -------------
                                                                                                    647,650

Italy (3.2%)
-----------------------------------------------------------------------------------------------------------
      3,184,723  ENI SpA                                                                         71,344,394
          6,379  IntesaBCI SpA                                                                       24,240
      5,680,294  Mediaset SpA                                                                    64,471,632
        261,513  Sanpaolo IMI SpA                                                                 2,951,949
     11,274,736  Telecom Italia SpA                                                              34,792,403
      7,026,522  UniCredito Italiano SpA                                                         35,425,672
                                                                                              -------------
                                                                                                209,010,290

Japan (20.1%)
-----------------------------------------------------------------------------------------------------------
        782,570  Acom Co., Ltd.                                                                  48,431,283
      1,425,600  Aeon Co., Ltd.                                                                  22,949,314
        118,400  Aeon Co., Ltd. 144A                                                              1,906,004
         44,000  Asahi Glass Co., Ltd.                                                              400,472
          9,000  Brother Industries, Ltd.                                                            75,820
      2,948,200  Canon, Inc.                                                                    138,581,452
          1,100  Citizen Electronics Co., Ltd.                                                       57,641
      1,394,100  Credit Saison Co., Ltd.                                                         42,885,653
      2,284,000  Dai Nippon Printing Co., Ltd.                                                   30,550,054
         13,200  Daito Trust Construction Co., Ltd.                                                 534,229
         12,000  Dowa Mining Co., Ltd.                                                               80,472
         11,238  East Japan Railway Co.                                                          58,127,586
        118,200  Electric Power Developement Co., Ltd.
                 144A                                                                             2,896,007
          5,000  Fuji Photo Film Cos., Ltd.                                                         163,314
          6,000  FUNAI Electric Co., Ltd.                                                           809,074
        319,000  Hitachi, Ltd.                                                                    1,927,895
      1,789,300  Honda Motor Co., Ltd.                                                           86,704,737
          8,600  Hoya Corp.                                                                         901,361
          5,982  Japan Tobacco, Inc.                                                             50,049,038
         82,000  JGC Corp.                                                                          834,138
         37,300  Kansai Electric Power, Inc.                                                        657,658
      1,223,200  KAO Corp.                                                                       27,028,058
         53,500  Keyence Corp.                                                                   11,253,448
          1,600  Kose Corp.                                                                          61,270
        258,000  Kubota Corp.                                                                     1,217,423
        922,300  Lawson, Inc.                                                                    31,970,835
        101,000  Matsushita Electric Industrial Co.                                               1,348,194
             77  Millea Holdings, Inc.                                                              992,196
        103,000  Mitsubishi Corp.                                                                 1,113,185
          8,300  Mitsubishi Tokyo Finance Group, Inc.                                            69,216,878
      2,662,000  Mitsui & Co., Ltd.                                                              22,296,062
          3,579  Mizuho Financial Group, Inc.                                                    13,445,608
         12,800  Nidec Corp.                                                                      1,293,938
         42,000  Nippon Express Co., Ltd.                                                           203,521
            320  Nippon Telegraph & Telephone Corp.                                               1,274,773
        182,000  Nissan Motor Co., Ltd.                                                           1,981,851
      6,383,000  Nomura Securities Co., Ltd.                                                     81,959,574
         42,098  NTT DoCoMo, Inc.                                                                71,436,715
         74,900  Omron Corp.                                                                      1,655,005
         95,000  Onward Kashiyama Co., Ltd.                                                       1,318,966
        228,700  Orix Corp.                                                                      23,451,089
      1,013,000  Ricoh Co., Ltd.                                                                 19,074,183
        150,900  Rohm Co., Ltd.                                                                  15,172,160
         54,200  Sankyo Co., Ltd.                                                                 1,145,971
          9,000  SECOM Co., Ltd.                                                                    312,795
         69,000  Sekisui House, Ltd.                                                                658,693
        544,700  Shin-Etsu Chemical Co.                                                          19,573,612
        195,585  SMC Corp.                                                                       18,724,335
         65,900  Sony Corp.                                                                       2,248,494
         54,200  Takeda Chemical Industries, Ltd.                                                 2,459,165
        316,860  Takefuji Corp.                                                                  20,270,989
         61,600  Tokyo Electric Power Co.                                                         1,324,791
     14,687,000  Tokyo Gas Co., Ltd.                                                             52,110,862
        260,000  TonenGeneral Sekiyu KK                                                           2,243,739
          5,000  Toyo Suisan Kaisha, Ltd.                                                            65,100
      5,203,500  Toyota Motor Corp.                                                             199,262,886
        402,900  Uni-Charm Corp.                                                                 19,962,196
         48,000  Victor Co. of Japan, Ltd.                                                          421,198
      2,101,900  Yamanouchi Pharmaceutical Co., Ltd.                                             67,901,670
                                                                                              -------------
                                                                                              1,296,974,630

Luxembourg (--%)
-----------------------------------------------------------------------------------------------------------
         26,936  Arcelor                                                                            497,723
         13,735  Oriflame Cosmetics SA SDR (NON)                                                    310,452
                                                                                              -------------
                                                                                                    808,175

Malaysia (--%)
-----------------------------------------------------------------------------------------------------------
         59,000  Telekom Malaysia Berhad                                                            175,962

Mexico (0.6%)
-----------------------------------------------------------------------------------------------------------
          4,900  America Movil SA de CV ADR Ser. L                                                  196,000
          3,300  Grupo Televisa SA de CV ADR                                                        176,583
      1,098,664  Telefonos de Mexico SA de CV (Telmex)
                 ADR Class L                                                                     35,453,887
         42,900  Wal-Mart de Mexico SA de CV  Ser. V                                                146,009
                                                                                              -------------
                                                                                                 35,972,479

Netherlands (2.2%)
-----------------------------------------------------------------------------------------------------------
      1,203,857  ASML Holding NV (NON)                                                           15,487,678
         30,060  European Aeronautic Defense and Space
                 Co.                                                                                796,217
         38,068  IHC Caland NV                                                                    1,970,332
        185,399  ING Groep NV                                                                     4,678,243
        123,855  Koninklijke (Royal) KPN NV                                                         927,433
        624,625  Koninklijke (Royal) Philips Electronics
                 NV                                                                              14,303,158
        157,813  Royal Dutch Petroleum Co.                                                        8,126,966
         31,656  Royal Numico NV (NON)                                                            1,007,919
      2,380,779  TPG NV                                                                          58,153,398
      1,336,088  VNU NV                                                                          34,344,489
                                                                                              -------------
                                                                                                139,795,833

New Zealand (--%)
-----------------------------------------------------------------------------------------------------------
        303,674  Telecom Corp. of New Zealand, Ltd.                                               1,208,405

Norway (--%)
-----------------------------------------------------------------------------------------------------------
         25,002  Norsk Hydro ASA                                                                  1,820,678

Portugal (--%)
-----------------------------------------------------------------------------------------------------------
        459,453  Electricidade de Portugal SA                                                     1,340,790
         40,833  Portugal Telecom SGPS SA                                                           449,766
                                                                                              -------------
                                                                                                  1,790,556

Russia (--%)
-----------------------------------------------------------------------------------------------------------
          5,700  Lukoil                                                                             179,835
          1,900  Mobile Telesystems ADR                                                             281,542
            533  Sberbank RF                                                                        225,992
          4,928  Unified Energy Systems ADR                                                         144,883
          8,300  Wimm-Bill-Dann Foods ADR (NON)                                                     126,741
                                                                                              -------------
                                                                                                    958,993

Singapore (2.6%)
-----------------------------------------------------------------------------------------------------------
      6,633,648  DBS Group Holdings, Ltd.                                                        63,053,744
      5,063,000  Overseas-Chinese Banking Corp.                                                  42,108,953
        157,000  SembCorp Industries, Ltd.                                                          137,106
      6,371,000  Singapore Airlines, Ltd.                                                        41,254,619
      7,458,500  Singapore Press Holdings, Ltd.                                                  21,002,370
                                                                                              -------------
                                                                                                167,556,792

South Africa (--%)
-----------------------------------------------------------------------------------------------------------
         73,700  African Bank Investments, Ltd.                                                     147,953
         14,931  Sappi, Ltd.                                                                        217,312
         28,576  Standard Bank Investment Corp., Ltd.                                               225,053
                                                                                              -------------
                                                                                                    590,318

South Korea (4.7%)
-----------------------------------------------------------------------------------------------------------
         13,990  Daewoo Shipbuilding & Marine Engineering
                 Co., Ltd. 144A                                                                     209,834
         11,520  Hyundai Motor Co., Ltd.                                                            531,461
      1,652,557  Hyundai Motor, Co.  GDR 144A                                                    37,876,606
        674,117  Kookmin Bank                                                                    21,348,014
        825,370  Korea Electric Power Corp.                                                      15,596,696
          7,920  Korea Tobacco & Ginseng Corp.                                                      210,817
         23,960  LG Electronics, Inc.                                                             1,378,064
          1,000  Pohang Iron & Steel Co., Ltd.                                                      153,535
        121,085  POSCO ADR                                                                        4,583,067
        453,076  Samsung Electronics Co., Ltd.                                                  180,285,672
          2,138  Samsung Electronics Co., Ltd. GDR                                                  423,324
          2,110  Samsung Fire & Marine Insurance                                                    125,707
      1,904,031  SK Telecom Co., Ltd. ADR (S)                                                    37,033,403
                                                                                              -------------
                                                                                                299,756,200

Spain (2.2%)
-----------------------------------------------------------------------------------------------------------
      1,718,533  Altadis SA                                                                      58,473,635
        210,856  Banco Bilbao Vizcaya Argentaria SA                                               2,901,198
         32,056  Gas Natural SDG SA                                                                 792,162
         42,969  Gestevision Telecinco SA (NON)                                                     776,906
          1,140  Gestevision Telecinco SA 144A (NON)                                                 20,612
      3,606,432  Iberdrola SA                                                                    74,790,403
          1,046  Indra Sistemas SA Class A                                                           13,924
        231,442  Telefonica SA                                                                    3,463,226
                                                                                              -------------
                                                                                                141,232,066

Sweden (3.4%)
-----------------------------------------------------------------------------------------------------------
      1,769,152  Hennes & Mauritz AB Class B                                                     48,739,314
        256,459  Nordea AB                                                                        2,096,693
         21,495  Sandvik AB                                                                         742,806
      2,926,544  Securitas AB Class B                                                            39,005,574
      1,627,293  SKF AB Class B                                                                  61,824,523
         18,900  Svenska Cellulosa AB (SCA) Class B                                                 734,934
     21,222,911  Telefonaktiebolaget LM Ericsson AB Class
                 B (NON)                                                                         65,904,228
         11,000  Vostok Nafta Investment, Ltd. (NON)                                                195,054
                                                                                              -------------
                                                                                                219,243,126

Switzerland (14.5%)
-----------------------------------------------------------------------------------------------------------
         35,348  ABB, Ltd. (NON)                                                                    215,775
         21,394  Adecco SA                                                                        1,062,588
        701,146  Ciba Specialty Chemicals AG                                                     43,642,589
      2,793,820  Credit Suisse Group                                                             89,188,278
        647,850  Nestle SA                                                                      148,429,945
      2,996,641  Novartis AG                                                                    139,713,615
      1,336,422  Roche Holding AG                                                               138,106,575
        784,759  Swatch Group AG (The)                                                           21,594,546
        399,887  Swatch Group AG (The) Class B                                                   53,978,178
      1,206,952  Swiss Re                                                                        69,470,080
        220,385  Synthes-Stratec, Inc. (NON)                                                     24,010,542
      2,466,088  UBS AG                                                                         173,651,474
        193,676  Zurich Financial Services AG                                                    27,617,022
                                                                                              -------------
                                                                                                930,681,207

Taiwan (0.7%)
-----------------------------------------------------------------------------------------------------------
     13,683,082  Acer, Inc.                                                                      18,534,209
        280,000  Cathay Financial Holding Co., Ltd.                                                 551,194
        133,332  Compal Electronics, Inc.                                                           132,311
         91,000  Hon Hai Precision Industry Co., Ltd.                                               322,985
        105,000  Nan Ya Plastic Corp.                                                               157,521
        226,000  Novatek Microelectronics Corp., Ltd.                                               598,940
        148,000  Taishin Financial Holdings Co., Ltd.                                               119,411
     19,648,940  Taiwan Semiconductor Manufacturing Co.,
                 Ltd.                                                                            25,052,977
                                                                                              -------------
                                                                                                 45,469,548

Thailand (--%)
-----------------------------------------------------------------------------------------------------------
         66,200  Bangkok Bank Public Co., Ltd. (NON)                                                156,427
         64,900  Thai Airways International                                                          76,422
                                                                                              -------------
                                                                                                    232,849

Turkey (--%)
-----------------------------------------------------------------------------------------------------------
     38,122,241  Akbank TAS                                                                         168,335
     55,788,339  Dogan Yayin Holding (NON)                                                          185,220
                                                                                              -------------
                                                                                                    353,555

United Kingdom (18.3%)
-----------------------------------------------------------------------------------------------------------
         98,516  3i Group PLC                                                                       990,151
     14,171,745  Aggregate Industries PLC                                                        24,487,096
      3,051,268  AstraZeneca PLC                                                                125,042,931
        166,011  BAE Systems PLC                                                                    675,067
      9,593,505  Barclays PLC                                                                    91,994,902
      6,259,426  BHP Billiton PLC                                                                65,855,919
      1,581,680  BP PLC                                                                          15,095,645
        150,228  Brambles Industries PLC                                                            697,866
        100,532  British Airways PLC (NON)                                                          377,427
        141,381  Burberry Group PLC                                                                 952,857
        413,269  Carnival PLC                                                                    20,315,759
        129,750  Compass Group PLC                                                                  517,638
      8,867,089  Diageo PLC                                                                     110,698,246
      2,208,328  GlaxoSmithKline PLC                                                             47,586,737
        119,172  GUS PLC                                                                          1,940,561
        352,220  Hilton Group PLC                                                                 1,763,649
        638,475  HSBC Holdings PLC                                                               10,131,041
        464,662  International Power PLC (NON)                                                    1,216,932
     15,291,740  ITV PLC                                                                         29,811,564
        634,332  John Wood Group PLC                                                              1,586,691
            825  Man Group PLC                                                                       17,748
        142,987  Peninsular and Oriental Steam Navigation
                 Co.                                                                                680,398
      1,352,120  Reckitt Benckiser PLC                                                           33,124,130
      1,832,351  Rio Tinto PLC                                                                   49,264,952
      3,871,419  Royal Bank of Scotland Group PLC                                               111,792,752
      1,588,436  Royal Bank of Scotland Group PLC 144A                                           45,868,358
        409,954  Sage Group (The) PLC                                                             1,203,457
        137,442  Scottish and Southern Energy PLC                                                 1,937,169
        184,277  Scottish Power PLC                                                               1,408,667
         38,908  Severn Trent PLC                                                                   618,079
        517,951  Shell Transport & Trading Co. PLC                                                3,800,057
      5,464,633  Tesco PLC                                                                       28,203,125
    116,031,317  Vodafone Group PLC                                                             277,640,099
      7,282,657  WPP Group PLC                                                                   67,793,151
                                                                                              -------------
                                                                                              1,175,090,821
                                                                                              -------------
                 Total Common stocks  (cost $5,974,665,548)                                  $6,398,242,442

Warrants  (0.1%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                         Expiration date         Value
-----------------------------------------------------------------------------------------------------------
      2,038,322  Singapore Press Holdings 144A
                 (Singapore)                                                   6/9/2005          $5,739,711
            502  SK Telecom 144A (South Korea)                                7/15/2005              76,543
                                                                                              -------------
                 Total Warrants  (cost $5,287,278)                                               $5,816,254

Short-term investments (1.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $22,938,085  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                       $22,917,520
     58,508,653  Putnam Prime Money Market Fund (e)                                              58,508,651
                                                                                              -------------
                 Total Short-term investments  (cost $81,426,171)                               $81,426,171
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $6,061,378,997) (b)                                 $6,485,484,867
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $6,439,969,177.

  (b) The aggregate identified cost on a tax basis is $6,121,210,399, resulting in gross unrealized appreciation and depreciation of $692,889,968 and $328,615,500, respectively, or net unrealized appreciation of $364,274,468.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $22,304,356. The fund received cash collateral of $22,917,520 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $217,378 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, GDR or SDR after the name of a foreign holding stands for American Depositary Receipts, Global Depositary Receipts or Swedish Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

      Banking              11.4%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: November 29, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: November 29, 2004